ACCRUED EXPENSES (Narrative) (Details) - USD ($)		12 Months Ended
	May 06, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Costs recognized		$ 643,913	$ 645,503
Accrued expenses		55,264	928,533
Loss on extinguishment of debt		$ 691,904	768,602
Research and Development Arrangement [Member]
Consultancy agreement, term	9 months
Consultancy agreement, initial payment	$ 50,000
Consultancy agreement, additional payments	50,000
Consultancy agreement, total payments	$ 200,000
Shares issued for consultancy agreement	100,000	100,000
Costs recognized				$ 160,000
Accrued expenses			$ 110,000
Percentage of completion			80.00%
Fair value of shares		$ 163,783
Loss on extinguishment of debt		$ 53,783